Other Financial Assets	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Other Financial Assets
7.	OTHER FINANCIAL ASSETS
The Company’s other financial assets were as follows, as at:

	January 31, 2020	January 31, 2019
Restricted investments [a]	$14.6	$15.7
Derivative financial instruments	8.9	3.4
Other	15.8	13.7
Total other financial assets	$39.3	$32.8
Current	19.1	12.8
Non-current	20.2	20.0
Total other financial assets	$39.3	$32.8

[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.

The non-current portion is mainly attributable to the restricted investments.